Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions.
Schedule of other provision

			Employee		Other
	Severance	Environmental	benefits	Legal	provisions	Total
	$m	$m	$m	$m	$m	$m
At 1 January 2018	358	59	126	654	271	1,468
Charge for year	94	65	1	11	30	201
Cash paid	(152)	(24)	(9)	(232)	(28)	(445)
Reversals	(58)	–	–	(230)	(28)	(316)
Exchange and other movements	(16)	(3)	1	(5)	6	(17)
At 31 December 2018	226	97	119	198	251	891
Charge for year	158	31	18	618	236	1,061
Cash paid	(115)	(39)	(13)	(147)	(24)	(338)
Reversals	(30)	(1)	–	(28)	(17)	(76)
Exchange and other movements	2	8	6	1	9	26
At 31 December 2019	241	96	130	642	455	1,564
Transfers in1	–	–	–	–	258	258
Charge for year	116	34	15	16	95	276
Cash paid	(62)	(30)	(48)	(295)	(56)	(491)
Reversals	(89)	–	(2)	(14)	(27)	(132)
Exchange and other movements	8	–	33	(1)	45	85
At 31 December 2020	214	100	128	348	770	1,560

[1]

The Group revised its presentation of certain provisions ($258m)  in 2020, which cover third-party liability and other risks (including incurred but not yet reported claims) to present this within current Other provisions. This balance has historically been presented within current Other payables. Upon review of the balances, the claims are considered to be uncertain as to timing and amount and therefore treatment as a provision is deemed more appropriate.  The prior year comparatives have not been restated as the change in presentation on the financial statement line items impacted is not considered to be material.

Schedule of maturity period

	2020	2019	2018
	$m	$m	$m
Due within one year	976	723	506
Due after more than one year	584	841	385
Total	1,560	1,564	891